Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 12: Income Taxes

As a result of the Business Combination, beginning August 21, 2012, the Company's results of operations are taxed as a C Corporation. Prior to the Business Combination, The Tile Shop's operations were taxed as a limited liability company, whereby The Tile Shop elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for federal income taxes has been provided in the accompanying consolidated financial statements for periods prior to August 21, 2012. The provision recorded prior to August 21, 2012, represents income taxes primarily payable by the LLC, due to minimum fees in several states and income tax in the state of Michigan. The following amounts represent the determination of the deferred tax assets and liabilities recognized in the Business Combination. The change in status to a taxable entity and the transactions consummated as part of the Business Combination resulted in the recognition of deferred tax assets and liabilities based on the expected tax consequences of temporary differences between the book and tax basis of The Tile Shop's assets and liabilities at the date of the Business Combination including the following:  (i) historical outside basis difference at December 31, 2011, (ii) outside basis differences occurring in 2012 prior to the Business Combination, and (iii) the tax basis increase of The Tile Shop membership interests directly held by TS Holdings related to the Business Combination. At December 31, 2012, outside basis differences prior to the Business Combination relating primarily to temporary basis differences in inventory, fixed assets, accruals, and Section 743, totaled approximately $5.9 million, which have been tax-effected at a 40% combined federal and state rate. This deferred tax asset of $5.9 million was recognized and included in the tax benefit for the year ended December 31, 2012. In addition, deferred tax assets of $27.7 million were recognized in connection with the Business Combination transactions (related to item (iii) above), which enables the Company to realize future tax deductions for the step-up in basis of the Tile Shop member ownership interests that have been contributed to the Company. These basis differences were credited directly to additional paid in capital as of the closing of the Business Combination. Total deferred tax assets recognized in connection with the Business Combination of $33.6 million were recorded.

We have adopted ASC 740-10 relating to "Accounting for uncertainty in income taxes". As a result of the implementation of ASC 740-10, no adjustment for uncertain tax positions was required. As of December 31, 2012, we have not recognized any liabilities for uncertain tax positions nor have we accrued interest and penalties related to uncertain tax positions. It is our policy to record interest and penalties through income tax expense.

Components of net deferred income taxes are as follows at December 31:

	(thousands)
	2012	2011
Deferred income tax assets:
Section 743 carryforward	$37,657	$-
Deferred compensation accrual	2,416	-
Leasehold improvement reimbursements	3,264	-
Inventory	2,126	-
Other	1,178	-
Total deferred income tax assets	$46,641	$-

Deferred income tax liabilities:
Stock-based compensation	824	-
Depreciation	15,588	-
Total deferred income tax liabilities	16,412	-
Net deferred income tax assets	$30,229	$-

Net deferred income tax assets recorded on the balance sheet:
Current	$9,364	$-
Long-term	20,865	-
Total deferred tax assets recorded on the balance sheet	$30,229	$-

The Components of benefit (provision) for income taxes for the year ending 2012 is as follows (thousands):

	2012
Benefit from (provision) for income taxes	Federal	State	Total
Current	$(149)	$(570)	$(719)
Deferred	2,381	340	2,721
Total	$2,232	$230	$2,002

The following table reflects the effective income tax rate reconciliation for the years ended December 31, 2012, 2011, and 2010:

	(thousands)
	2012	2011	2010

Income (loss) from continuing operations before income taxes:	$(48,889)	$32,093	$30,318
Income tax benefit (provisions) at federal statutory rate (34%)	16,622	(10,912)	(10,308)
Permanent differences:
Income from entity not subject to tax	8,561	10,912	10,308
State tax, net of federal tax benefit	3,450	-	-
Change in warrant liability	(31,734)	-	-
Minimum state fees before business combination	(534)	(733)	(609)
Section 743 Step up	5,900	-	-
Stock based compensation	(182)	-	-
Other	(81)	-	-
Benefit (provision) for income taxes	$2,002	$(733)	$(609)

We are subject to income taxes in the U.S. federal jurisdiction, and various state jurisdictions. Tax regulations from each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, we are no longer subject to U.S. federal, state or local income tax examinations by tax authorities for the years before 2009.